Fair Value Measurements - Schedule of Reconciliation of Financial Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial liabilities:
Beginning balance	$ 5,470	$ 4,870	$ 14,656
Additions
Unrealized change in fair value	(3,785)	600	(9,786)	300
Ending balance	$ 1,685	$ 5,470	$ 4,870	$ 14,656